Subsequent Event	6 Months Ended	12 Months Ended
	Dec. 31, 2019	Jun. 30, 2019
Subsequent Event
Subsequent Event
20.	Subsequent events

On December 27, 2019, the Company entered a convertible promissory note with an accredited investor for a total amount of $112,200 (includes $12,200 OID). The note is due 360 days and bear an interest rate of 8%. The conversion price for the note is 60% of the lowest closing bid for the 20 consecutive trading days prior to the conversion date. The principal amount was received in January 2020.

On January 30, 2020, the Company issued 6,684,843 shares of the Company’s common stock for debt conversions in total amount of $33,291.

On January 15, 2020, the Company entered into a Rescission and Mutual Release Agreement (“Agreement”) with each of the parties agreeing to return all consideration exchanged pursuant to the Stock Exchange Agreement. The Agreement provided for mutual releases and indemnities.

The shareholders of BZRTH have agreed to surrender for cancellation, 449,373,817 common shares and 750,000 Series B Convertible Preferred shares. On an as converted to common basis the returns to Sugarmade’s treasury equal 449,373,817 relating to the common shares to be surrendered and 750,000,000 million common shares equivalents due to each Series B Convertible Preferred share converting to common shares on a 1 for 1,000 basis. Thus, on a common share equivalent basis, the surrender equals 1,199,373,817 common shares, if all Preferred Series B were converted. As part of the Agreement, the Company will retain or will receive 102,248 shares in BZRTH.

On January 21, 2020, the Company directed the creation of SugarRush, Inc., a California Corporation, as a wholly owned subsidiary. The new company will be utilized for the holding of acquired assets and as a primary commercial business unit.

On February 7, 2020, the Company signed a definitive agreement (the “Agreement”) with Indigo Dye Group Corp. (“Indigo”) with a mailing address of 5600 Warehouse Way, Sacramento, CA 95826, the operator of BudCars Cannabis Delivery Service (“Budcars”), which provides services in the Sacramento metropolitan area. Under the terms of the Agreement, the Company will purchase a 40% stake in the Budcars operation for a cash amount of 700,000, and will receive an option to acquire an additional 30%, which upon exercise will provide a controlling stake in the operation for the Company.

19. Subsequent Events

Convertible Notes

On July 3, 2019, the Company entered a convertible promissory note with an accredited investor for a total amount of $125,000. The note is due 360 days and bear an interest rate of 8%. The conversion price for the note is 40% of average three lowest closing bid for the 10 consecutive trading days prior to the conversion date.

On July 30, 2019, the Company entered a convertible promissory note with an accredited investor for a total amount of $162,000. The note is due 360 days and bear an interest rate of 8%. The conversion price for the note is 60% of the lowest closing bid for the 20 consecutive trading days prior to the conversion date.

Private Placement Memorandum

On July 25, 2019, the Company entered into a private placement memorandum with an accredited investor. The Company issued 1,960,000 shares of the Company’s common stock for total cash of $196,000.

Warrant Exercises

Subsequent to June 30, 2019, 1,766,544 shares of the warrants were exercised in total of 28,381,818 shares of the Company’s common stocks.

In August 2019, the Company entered into an agreement with an investor to issue an exchange note to cancel the outstanding warrants with an original value of approximately $75,750.

Convertible note conversions

Subsequent to June 30, 2019, there were multiple accredited investors converted approx. $547,000 of the convertible notes into 71,915,557 shares of the Company’s common stocks.

Form S-1 Registration

On June 26, 2019, the Company filed a Form S-1 Registration Statement for the offer and resale of up to 138,461,538 shares of Sugarmade, Inc.’s Common Stock, par value $0.001 per share, (the “Shares”) by K & J Funds, LLC (“K&J” or the “Investor” or the “Selling Security Holder”) pursuant to an Investment Agreement dated April 16, 2019 (the “Investment Agreement”). The received the Notice of Effective on July 18, 2019. On July 29, 2019, we sold and issued to K&J 11,348,591 shares of stock for $100,000.

Investment

On August 1, 2019, the Company entered into a loan agreement with Hempistry, Inc. (“Hempistry”), a Nevada corporation. Pursuant to the terms of the agreement, the Company lent $196,000 to Hempistry. Hempistry promises to repay this principal amount to the Lender in the form of a minimum of 13,800 pounds of dry hemp biomass or 12% stake of Hempistry’s hemp crop located at 2690 Nebo Rd. Madisonville, KY 42431, during Hempistry’s 2019 crop harvest. Hempistry also agrees to issue and deliver a cashless Warrant registered in the name of the Company exercisable for 100% of the total loan value at a $.50 per share price, leaving the total number of shares to be distributed pursuant to this cashless warrant at 392,000 shares.

Acquisition

As of the date of this report, the Company is working on the final terms to acquire 100% equity ownership of BZRTH, Inc. (“BZRTH”), a Nevada corporation.